CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 62,319	$ 63,821
Short-term bank deposits	23,771	1,192
Short-term marketable securities	70,463	114,799
Trade receivables (net of allowance for doubtful accounts of $2,635 and $5,891, respectively)	43,300	40,931
Other accounts receivable and prepaid expenses	8,891	13,868
Inventories	31,169	22,720
Total current assets	239,913	257,331
LONG-TERM ASSETS:
Severance pay fund	295	334
Long-term deposits and others	2,118	2,744
Long-term marketable securities	15,590	37,721
Investments in affiliated companies	200	7,969
Property and equipment, net	4,155	4,029
Intangible assets, net	31,813	39,639
Goodwill	18,867	18,579
Deferred taxes	10,060	4,930
Total long-term assets	83,098	115,945
Total assets	323,011	373,276
CURRENT LIABILITIES:
Short-term bank credit	1,082	2,737
Trade payables	21,094	16,644
Deferred revenues	11,550	13,432
Other accounts payable and accrued expenses	41,704	38,191
Total current liabilities	75,430	71,004
LONG-TERM LIABILITIES:
Deferred revenues	4,112	4,528
Warranty accruals	564	1,074
Contingent consideration	2,535	11,365
Accrued severance pay	496	554
Deferred taxes	5,182	6,215
Total long-term liabilities	12,889	23,736
Total liabilities	88,319	94,740
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd. shareholders' equity
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 ordinary shares; Issued and outstanding - 35,328,771 and 34,674,889 shares at December 31, 2011 and 2010, respectively	85	84
Additional paid-in capital	187,023	180,410
Treasury shares - 1,251,574 ordinary shares at December 31, 2011 and 2010	(9,587)	(9,587)
Accumulated other comprehensive income	1,544	867
Retained earnings	54,530	105,325
Total Syneron Medical Ltd.'s shareholders' equity	233,595	277,099
Non-controlling interests	1,097	1,437
Total equity	234,692	278,536
Total liabilities and equity	$ 323,011	$ 373,276